Supplemental Cash Flow Information (Summary of Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions			12 Months Ended
	Mar. 01, 2017	Mar. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Contribution from MPC			$ 225		$ 1,280
Net cash provided by operating activities included:
Interest paid (net of amounts capitalized)			213		13		$ 3
Income Taxes Paid			4
Non-cash investing and financing activities:
Net transfers of property, plant and equipment from materials and supplies inventories			(3)		5		1
Contribution - common units issued			669	[1]	0		200	[1]
Acquisitions [Abstract]
Fair value of MPLX LP units issued(1)			0		7,326	[1]	0
Payable to seller			$ 0		$ 50		$ 0
Limited Partners Common Units [Member]
Contribution from MPC		$ 15
Subsequent Event [Member] | Limited Partners Common Units [Member]
Contribution from MPC	$ 6

[1]	(1)See Note 4.